GOODWILL AND INTANGIBLE ASSETS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
GOODWILL AND INTANGIBLE ASSETS
Schedule of Goodwill
(in thousands)
Costs
Balance - December 31, 2020	$357
Additions	-
Business Acquisitions	-
Impairment	(357)
Balance - December 31, 2021	$-

Schedule Of Intangible Assets
	Definite Life Intangibles	Indefinite Life Intangibles

	Technology/	Brands &
(in thousands)	Know How	Tradenames	Total
Costs
Balance—December 31, 2021	$3,258	$37,707	$40,965
Business acquisition	-	-	-
Agreement termination	-	-	-
Balance—March 31, 2022	$3,258	$37,707	$40,965

Accumulated Amortization
Balance—December 31, 2021	$(209)	$-	$(209)
Agreement termination	-	-	-
Amortization	(82)	-	(82)
Other	-	-	-
Balance—March 31, 2022	$(291)	$-	$(291)

Net Book Value
December 31, 2021	$3,049	$37,707	$40,756

Net Book Value
March 31, 2022	$2,967	$37,707	$40,674

	Definite Life Intangibles		Indefinite Life Intangibles
	Branding	Technology/	Brands &
(in thousands)	Rights	Know How	Tradenames	Total
Costs
Balance—December 31, 2020	$250	$208	$408	$866
Business acquisition	-	3,050	37,299	40,349
Agreement termination	(250)	-	-	(250)
Balance—December 31, 2021	$-	$3,258	$37,707	$40,965

Accumulated Amortization
Balance—December 31, 2020	$(93)	$(37)	$-	$(130)
Agreement termination	98	-	-	98
Amortization	(5)	(172)	-	(177)
Other	-	-	-	-
Balance—December 31, 2021	$-	$(209)	$-	$(209)

Net Book Value
December 31, 2020	$157	$171	$408	$736

Net Book Value
December 31, 2021	$-	$3,049	$37,707	$40,756